27 Right-of-use asset and lease liability (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Disclosure of quantitative information about right-of-use assets [line items]
Additions	R$ 9,353
Remeasurement Adjustment	3,884
Amortization	(34,205)
Loss on disposal	(4,223)
Initial adoption on end	92,831
Real Estate [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Initial adoption on beginning	57,461
Additions	2,484
Remeasurement Adjustment	914
Amortization	(17,705)
Loss on disposal	(2,999)
Initial adoption on end	40,155
Vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Initial adoption on beginning	57,564
Additions	2,295
Remeasurement Adjustment	2,970
Amortization	(15,205)
Loss on disposal	(1,224)
Initial adoption on end	46,400
Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Initial adoption on beginning	2,997
Additions	4,574
Remeasurement Adjustment
Amortization	(1,295)
Loss on disposal
Initial adoption on end	R$ 6,276